TAXES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2024 MYR (RM)	Sep. 30, 2023 MYR (RM)	Sep. 30, 2022 MYR (RM)
Paid in capital	$ 158,055,715		$ 81,902,805
Gross income	4,075,974		10,906,238	$ 7,187,804
Valuation allowance	164,366		35,174	35,174
Change in valuation allowance	$ 129,192			$ (102,758)
SEYCHELLES
Income tax description	The standard corporate tax is levied on companies at the following progressive rates: taxable income up to SCR1 million is subject to a 15% tax rate (reduced from 25%, effective January 1, 2022); and taxable income above SCR1 million is subject to a 25% tax rate (reduced from 30%, effective January 1, 2022).	The standard corporate tax is levied on companies at the following progressive rates: taxable income up to SCR1 million is subject to a 15% tax rate (reduced from 25%, effective January 1, 2022); and taxable income above SCR1 million is subject to a 25% tax rate (reduced from 30%, effective January 1, 2022).
MALAYSIA
Income tax description	On June 13, 2023, StarboxGB submitted an application to be recognized as a Malaysia Digital Status company. This application received approval from the Malaysia Digital Economy Corporation Sdn Bhd (MDEC) on February 28, 2024. The approved business activities include (a) artificial intelligence in (i) Starbox AI data analysis & management tools and related services; (ii) Starbox AI calculation engine and related services; (iii) Starbox AI content solution and related services; and (b) creative media technology in Starbox VR solutions and related services. The approval is subject to certain terms and conditions, and StarboxGB is entitled to a 100% tax exemption for the approved business activities mentioned herein for a period of five years.	On June 13, 2023, StarboxGB submitted an application to be recognized as a Malaysia Digital Status company. This application received approval from the Malaysia Digital Economy Corporation Sdn Bhd (MDEC) on February 28, 2024. The approved business activities include (a) artificial intelligence in (i) Starbox AI data analysis & management tools and related services; (ii) Starbox AI calculation engine and related services; (iii) Starbox AI content solution and related services; and (b) creative media technology in Starbox VR solutions and related services. The approval is subject to certain terms and conditions, and StarboxGB is entitled to a 100% tax exemption for the approved business activities mentioned herein for a period of five years.
Enterprise income tax rate	24.00%	24.00%	24.00%	24.00%
Paid in capital | RM					RM 2,500,000	RM 2,500,000	RM 2,500,000
Gross income | RM		RM 50,000,000
MALAYSIA | Fifteen Percentage [Member]
Effective income tax rate reconciliation, percent	15.00%	15.00%
Taxable income	$ 37,500	RM 150,000
MALAYSIA | Seventeen Percentage [Member]
Effective income tax rate reconciliation, percent	17.00%	17.00%
Taxable income	$ 150,000	RM 600,000